UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Absolute Return 500 Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (26.0%)(a)
		Shares	Value

Basic materials (0.5%)

Axiall Corp.		148	$9,200

Bemis Co., Inc.		322	12,996

International Flavors & Fragrances, Inc.		230	17,634

PPG Industries, Inc.		278	37,235

Sherwin-Williams Co. (The)		201	33,947

			111,012
Capital goods (0.7%)

Ball Corp.		423	20,126

General Dynamics Corp.		405	28,557

Lockheed Martin Corp.		325	31,369

Northrop Grumman Corp.		333	23,360

Raytheon Co.		431	25,338

Republic Services, Inc.		451	14,883

Roper Industries, Inc.		147	18,715

			162,348
Communication services (0.7%)

AT&T, Inc.		2,231	81,855

CenturyLink, Inc.		258	9,064

IAC/InterActiveCorp.		479	21,402

Verizon Communications, Inc.		1,107	54,409

			166,730
Conglomerates (1.6%)

3M Co.		725	77,074

Danaher Corp.		690	42,884

General Electric Co.		1,786	41,292

Marubeni Corp. (Japan)		10,000	74,680

Mitsubishi Corp. (Japan)		3,800	70,361

Mitsui & Co., Ltd. (Japan)		4,900	68,345

			374,636
Consumer cyclicals (3.6%)

Advance Auto Parts, Inc.		140	11,571

Amazon.com, Inc.(NON)		306	81,545

AutoZone, Inc.(NON)		56	22,219

Copart, Inc.(NON)		186	6,376

Dollar General Corp.(NON)		300	15,174

Dollar Tree, Inc.(NON)		375	18,161

Ecolab, Inc.		558	44,740

Equifax, Inc.		189	10,885

Home Depot, Inc. (The)		1,233	86,038

Kimberly-Clark Corp.		592	58,004

Kohl's Corp.		381	17,576

MasterCard, Inc. Class A		159	86,040

McGraw-Hill Cos., Inc. (The)		396	20,624

MSC Industrial Direct Co., Inc. Class A		89	7,634

O'Reilly Automotive, Inc.(NON)		185	18,972

Omnicom Group, Inc.		404	23,796

Paychex, Inc.		943	33,071

PetSmart, Inc.		185	11,489

Priceline.com, Inc.(NON)		61	41,964

Ross Stores, Inc.		336	20,368

Scripps Networks Interactive Class A		169	10,873

Target Corp.		758	51,885

Time Warner, Inc.		1,080	62,230

Towers Watson & Co. Class A		116	8,041

Tractor Supply Co.		133	13,849

Verisk Analytics, Inc. Class A(NON)		227	13,990

Viacom, Inc. Class B		654	40,267

Wal-Mart Stores, Inc.		58	4,340

			841,722
Consumer staples (3.0%)

Altria Group, Inc.		1,524	52,410

Coca-Cola Co. (The)		321	12,981

Colgate-Palmolive Co.		633	74,713

Dunkin' Brands Group, Inc.		176	6,491

General Mills, Inc.		1,050	51,776

H.J. Heinz Co.		577	41,700

Hershey Co. (The)		330	28,885

ITOCHU Corp. (Japan)		6,900	82,901

Kellogg Co.		484	31,184

Panera Bread Co. Class A(NON)		56	9,253

PepsiCo, Inc.		1,245	98,492

Philip Morris International, Inc.		418	38,753

Procter & Gamble Co. (The)		385	29,668

Reynolds American, Inc.		652	29,007

Starbucks Corp.		871	49,612

Sumitomo Corp. (Japan)		5,700	71,329

			709,155
Energy (2.0%)

Chevron Corp.		1,132	134,504

ConocoPhillips		936	56,254

EQT Corp.		230	15,583

Exxon Mobil Corp.		2,106	189,772

Oceaneering International, Inc.		215	14,278

Phillips 66		580	40,583

Spectra Energy Corp.		754	23,186

			474,160
Financials (3.9%)

Alleghany Corp.(NON)		69	27,318

Allied World Assurance Co. Holdings AG		176	16,319

Arthur J Gallagher & Co.		525	21,688

Bank of Hawaii Corp.		666	33,838

Berkshire Hathaway, Inc. Class B(NON)		176	18,339

BlackRock, Inc.		285	73,211

Chubb Corp. (The)		698	61,096

Cullen/Frost Bankers, Inc.		709	44,334

Discover Financial Services		1,328	59,548

Essex Property Trust, Inc.(R)		60	9,035

Everest Re Group, Ltd.		215	27,920

Federal Realty Investment Trust(R)		100	10,804

Health Care REIT, Inc.(R)		336	22,818

IntercontinentalExchange, Inc.(NON)		225	36,691

JPMorgan Chase & Co.		406	19,269

Northern Trust Corp.		654	35,682

PartnerRe, Ltd.		267	24,860

People's United Financial, Inc.		3,995	53,692

Public Storage(R)		176	26,808

Rayonier, Inc.(R)		194	11,576

RenaissanceRe Holdings, Ltd.		232	21,342

Simon Property Group, Inc.(R)		323	51,215

T. Rowe Price Group, Inc.		692	51,810

Tanger Factory Outlet Centers(R)		174	6,295

Validus Holdings, Ltd.		479	17,900

Visa, Inc. Class A		581	98,676

Wells Fargo & Co.		520	19,235

			901,319
Health care (3.0%)

Abbott Laboratories		940	33,201

AbbVie, Inc.		940	38,333

AmerisourceBergen Corp.		630	32,414

Amgen, Inc.		491	50,332

Becton, Dickinson and Co.		462	44,172

Bristol-Myers Squibb Co.		1,090	44,897

C.R. Bard, Inc.		220	22,172

Cardinal Health, Inc.		811	33,754

Eli Lilly & Co.		669	37,993

Henry Schein, Inc.(NON)		245	22,675

Johnson & Johnson		391	31,878

McKesson Corp.		500	53,980

Merck & Co., Inc.		1,772	78,376

Perrigo Co.		80	9,498

Pfizer, Inc.		4,191	120,952

Quest Diagnostics, Inc.		409	23,088

Ventas, Inc.(R)		365	26,718

			704,433
Technology (5.6%)

Analog Devices, Inc.		633	29,428

Apple, Inc.		1,725	763,537

Avago Technologies, Ltd.		654	23,492

Google, Inc. Class A(NON)		32	25,409

Honeywell International, Inc.		851	64,123

IBM Corp.		668	142,484

Intuit, Inc.		666	43,723

L-3 Communications Holdings, Inc.		157	12,704

Linear Technology Corp.		652	25,017

Maxim Integrated Products, Inc.		775	25,304

Microsoft Corp.		1,114	31,872

Motorola Solutions, Inc.		539	34,512

Oracle Corp.		135	4,366

Texas Instruments, Inc.		1,472	52,227

Xilinx, Inc.		669	25,536

			1,303,734
Transportation (0.5%)

C.H. Robinson Worldwide, Inc.		240	14,270

Copa Holdings SA Class A (Panama)		65	7,775

J. B. Hunt Transport Services, Inc.		156	11,619

Southwest Airlines Co.		1,192	16,068

United Parcel Service, Inc. Class B		779	66,916

			116,648
Utilities and power (0.9%)

Consolidated Edison, Inc.		935	57,062

DTE Energy Co.		628	42,918

Kinder Morgan, Inc.		585	22,628

OGE Energy Corp.		420	29,392

Pinnacle West Capital Corp.		464	26,861

SCANA Corp.		509	26,040

			204,901

Total common stocks (cost $5,383,509)			$6,070,798

MORTGAGE-BACKED SECURITIES (4.1%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (1.2%)

Federal Home Loan Mortgage Corp.
IFB Ser. 4098, Class MS, IO, 6.497s, 2041		$116,533	$25,729
IFB Ser. 3859, Class SG, IO, 6.497s, 2039		87,395	10,552
IFB Ser. 3856, Class PS, IO, 6.397s, 2040		204,068	29,882
IFB Ser. 3803, Class SP, IO, 6.397s, 2038		72,197	6,137
IFB Ser. 3708, Class SA, IO, 6.247s, 2040		129,725	19,474
IFB Ser. 4112, Class SC, IO, 5.947s, 2042		110,025	18,292
IFB Ser. 3964, Class SA, IO, 5.797s, 2041		152,594	22,126
Ser. 304, Class C53, IO, 4s, 2043		184,000	27,370
Ser. 3748, Class NI, IO, 4s, 2034		71,666	1,958
Ser. 304, Class C22, IO, 3 1/2s, 2043		132,000	21,600

Federal National Mortgage Association
IFB Ser. 12-96, Class PS, IO, 6.496s, 2041		107,585	19,513
Ser. 12-75, Class AI, IO, 4 1/2s, 2027		87,970	8,993
Ser. 13-6, Class BI, IO, 3s, 2042		125,936	14,986

Government National Mortgage Association
IFB Ser. 10-20, Class SC, IO, 5.947s, 2040		83,888	15,707
IFB Ser. 10-14, Class SH, IO, 5.797s, 2040		60,526	9,099
IFB Ser. 10-42, Class DS, IO, 5.497s, 2040		81,960	13,319
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		67,071	12,436

			277,173
Commercial mortgage-backed securities (2.9%)

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.893s, 2050		25,000	24,000
FRB Ser. 06-PW12, Class AJ, 5.757s, 2038		25,000	25,393
FRB Ser. 06-PW11, Class AJ, 5.45s, 2039		25,000	24,969

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class AJ, 5.741s, 2049		20,000	20,803

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049		20,000	21,228

CS First Boston Mortgage Securities Corp. Ser. 05-C6, Class B, 5.23s, 2040		15,000	13,913

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042		25,000	22,313
FRB Ser. 05-GG3, Class D, 4.986s, 2042		25,000	24,458
FRB Ser. 05-GG3, Class B, 4.894s, 2042		50,000	51,920

GS Mortgage Securities Trust FRB Ser. 04-GG2, Class D, 5.546s, 2038		20,000	20,113

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.08s, 2051		60,000	61,272
FRB Ser. 06-LDP7, Class B, 5.871s, 2045		10,000	8,199
FRB Ser. 04-CB9, Class B, 5.663s, 2041		20,000	20,566
FRB Ser. 13-C10, Class D, 4.3s, 2047		20,000	18,124

LB-UBS Commercial Mortgage Trust Ser. 03-C3, Class G, 4.392s, 2037		65,000	65,098

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 06-4, Class XC, IO, 0.192s, 2049		1,111,783	14,008

Morgan Stanley Bank of America Merrill Lynch Trust 144A Ser. 13-C8, Class D, 4.173s, 2048		20,000	18,550

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class AJ, 5.508s, 2044		50,000	50,774
FRB Ser. 06-HQ8, Class AJ, 5.501s, 2044		25,000	25,258

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032		81,000	81,765

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.503s, 2045		34,000	31,073

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C26, Class AJ, 5.995s, 2045		10,000	10,129

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C4, Class E, 5.249s, 2044		25,000	25,408

			679,334

Total mortgage-backed securities (cost $954,873)			$956,507

INVESTMENT COMPANIES (2.7%)(a)
		Shares	Value

Ares Capital Corp.		934	$16,905

SPDR S&P 500 ETF Trust		3,990	624,635

Total investment Companies (cost $627,742)			$641,540

COMMODITY LINKED NOTES (2.4%)(a)(CLN)
		Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)		$63,000	$65,243

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)		49,000	43,243

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)		63,000	65,318

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)		49,000	43,262

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)		291,000	298,780

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD LIBOR less 0.16%, 2014 (Indexed to the DB Commodity Booster OYE Benchmark TR Index multiplied by 3) (United Kingdom)		41,000	41,455

Total commodity linked notes (cost $556,000)			$557,301

PURCHASED EQUITY OPTIONS OUTSTANDING (0.2%)(a)
	Expiration	Contract
	date/strike	amount	Value

SPDR S&P 500 ETF Trust (Put)	Mar-14/$130.00	$3,467	$11,346

SPDR S&P 500 ETF Trust (Put)	Feb-14/130.00	3,717	10,538

SPDR S&P 500 ETF Trust (Put)	Jan-14/125.00	1,820	3,627

SPDR S&P 500 ETF Trust (Put)	Jan-14/125.00	1,600	3,066

SPDR S&P 500 ETF Trust (Put)	Dec-13/120.00	2,295	2,999

SPDR S&P 500 ETF Trust (Put)	Nov-13/115.00	1,957	1,510

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00	1,913	1,790

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00	3,969	3,339

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00	1,900	513

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00	724	196

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00	4,596	787

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00	2,900	131

SPDR S&P 500 ETF Trust (Put)	May-13/108.00	1,484	13

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00	3,774	1

Total purchased equity options outstanding (cost $164,668)			$39,856

CORPORATE BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Zoetis, Inc. 144A sr. unsec. notes 3 1/4s, 2023		$6,000	$6,107

Zoetis, Inc. 144A sr. unsec. notes 1 7/8s, 2018		6,000	6,046

Total corporate bonds and notes (cost $11,991)			$12,153

SHORT-TERM INVESTMENTS (65.5%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)		8,400,807	$8,400,807

SSgA Prime Money Market Fund 0.02%(P)		340,000	340,000

U.S. Treasury Bills with an effective yield of 0.14%, January 9, 2014		$1,000,000	998,899

U.S. Treasury Bills with an effective yield of 0.14%, December 12, 2013(SEG)		500,000	499,486

U.S. Treasury Bills with an effective yield of 0.16%, November 14, 2013(SEG)		350,000	349,636

U.S. Treasury Bills with an effective yield of 0.17%, October 17, 2013		850,000	849,178

U.S. Treasury Bills with an effective yield of 0.13%, September 19, 2013		350,000	349,784

U.S. Treasury Bills with an effective yield of 0.13%, September 19, 2013(SEG)		1,500,000	1,499,142

U.S. Treasury Bills with an effective yield of 0.17%, May 30, 2013(SEG)		250,000	249,930

U.S. Treasury Bills with effective yields ranging from 0.17% to 0.18%, May 2, 2013		1,750,000	1,749,736

Total short-term investments (cost $15,286,598)			$15,286,598

TOTAL INVESTMENTS

Total investments (cost $22,985,381)(b)			$23,564,753

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $6,101,118) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	6/19/13	$8,354	$8,061	$293
	Canadian Dollar	Sell	4/17/13	3,149	3,108	(41)
	Chilean Peso	Buy	4/17/13	29,278	29,014	264
	Euro	Sell	6/19/13	22,958	23,335	377
	Japanese Yen	Sell	5/15/13	61,150	61,836	686
	Peruvian New Sol	Buy	4/17/13	26,397	26,679	(282)
	Swiss Franc	Sell	6/19/13	39,858	40,201	343
Barclays Bank PLC
	Australian Dollar	Buy	4/17/13	19,553	18,813	740
	Brazilian Real	Buy	4/17/13	33,149	33,707	(558)
	British Pound	Buy	6/19/13	49,211	48,687	524
	British Pound	Sell	6/19/13	49,210	49,102	(108)
	Canadian Dollar	Sell	4/17/13	23,323	23,705	382
	Chilean Peso	Buy	4/17/13	42,956	42,541	415
	Euro	Buy	6/19/13	85,419	86,307	(888)
	Indonesian Rupiah	Buy	5/15/13	20,139	20,145	(6)
	Japanese Yen	Sell	5/15/13	39,629	41,211	1,582
	Malaysian Ringgit	Buy	5/15/13	14,875	14,884	(9)
	Mexican Peso	Buy	4/17/13	12,079	11,451	628
	New Zealand Dollar	Buy	4/17/13	31,263	30,761	502
	New Zealand Dollar	Sell	4/17/13	31,263	30,542	(721)
	Norwegian Krone	Buy	6/19/13	19,801	19,802	(1)
	Norwegian Krone	Sell	6/19/13	19,801	20,022	221
	Polish Zloty	Buy	6/19/13	4,578	4,671	(93)
	Russian Ruble	Buy	6/19/13	45,049	45,348	(299)
	Russian Ruble	Sell	6/19/13	45,049	45,373	324
	Singapore Dollar	Buy	5/15/13	7,096	7,087	9
	Singapore Dollar	Sell	5/15/13	7,096	7,050	(46)
	South Korean Won	Buy	5/15/13	3,130	3,755	(625)
	Swedish Krona	Buy	6/19/13	80,831	81,567	(736)
	Swiss Franc	Sell	6/19/13	40,069	40,317	248
	Taiwan Dollar	Buy	5/15/13	9,945	10,051	(106)
	Turkish Lira	Buy	6/19/13	3,283	3,425	(142)
Citibank, N.A.
	Australian Dollar	Buy	4/17/13	51,483	50,762	721
	Brazilian Real	Buy	4/17/13	6,323	6,178	145
	British Pound	Buy	6/19/13	38,578	38,339	239
	Canadian Dollar	Sell	4/17/13	8,857	8,998	141
	Euro	Buy	6/19/13	152,881	154,855	(1,974)
	Euro	Sell	6/19/13	152,881	154,757	1,876
	Japanese Yen	Sell	5/15/13	18,279	20,043	1,764
	South Korean Won	Buy	5/15/13	4,130	4,556	(426)
	Swedish Krona	Buy	6/19/13	24,942	25,223	(281)
	Swiss Franc	Sell	6/19/13	34,481	34,661	180
	Taiwan Dollar	Buy	5/15/13	4,890	4,966	(76)
	Taiwan Dollar	Sell	5/15/13	4,890	4,906	16
	Thai Baht	Buy	5/15/13	17,604	17,239	365
	Turkish Lira	Buy	6/19/13	10,945	11,104	(159)
Credit Suisse International
	Australian Dollar	Buy	4/17/13	180,971	180,198	773
	Brazilian Real	Buy	4/17/13	21,589	21,911	(322)
	British Pound	Sell	6/19/13	230,560	227,924	(2,636)
	Canadian Dollar	Buy	4/17/13	5,609	5,730	(121)
	Chilean Peso	Buy	4/17/13	27,719	27,455	264
	Chinese Yuan	Buy	5/15/13	14,987	14,915	72
	Czech Koruna	Buy	6/19/13	12,350	12,648	(298)
	Czech Koruna	Sell	6/19/13	12,350	12,672	322
	Euro	Buy	6/19/13	165,066	166,898	(1,832)
	Euro	Sell	6/19/13	165,066	166,940	1,874
	Japanese Yen	Sell	5/15/13	51,479	53,537	2,058
	Mexican Peso	Buy	4/17/13	26,534	25,455	1,079
	New Zealand Dollar	Buy	4/17/13	2,006	1,974	32
	Norwegian Krone	Buy	6/19/13	23,112	23,256	(144)
	Norwegian Krone	Sell	6/19/13	23,112	23,296	184
	Philippines Peso	Buy	5/15/13	8,808	8,866	(58)
	Polish Zloty	Buy	6/19/13	2,716	2,762	(46)
	Russian Ruble	Buy	6/19/13	35,431	35,686	(255)
	South Korean Won	Buy	5/15/13	23,531	23,973	(442)
	South Korean Won	Sell	5/15/13	23,531	23,515	(16)
	Swedish Krona	Buy	6/19/13	13,727	13,918	(191)
	Swiss Franc	Sell	6/19/13	50,297	50,560	263
	Turkish Lira	Buy	6/19/13	7,497	7,641	(144)
Deutsche Bank AG
	Brazilian Real	Buy	4/17/13	3,903	3,948	(45)
	British Pound	Sell	6/19/13	253,191	250,167	(3,024)
	Canadian Dollar	Sell	4/17/13	123,893	124,928	1,035
	Euro	Buy	6/19/13	22,573	22,687	(114)
	Euro	Sell	6/19/13	22,573	22,897	324
	Japanese Yen	Sell	5/15/13	57,406	58,289	883
	Mexican Peso	Buy	4/17/13	13,769	13,038	731
	Norwegian Krone	Sell	6/19/13	28,592	28,421	(171)
	Polish Zloty	Buy	6/19/13	11,079	11,332	(253)
	Singapore Dollar	Buy	5/15/13	24,351	24,362	(11)
	Singapore Dollar	Sell	5/15/13	24,351	24,173	(178)
	South Korean Won	Buy	5/15/13	8,762	9,272	(510)
	Swedish Krona	Buy	6/19/13	19,258	19,415	(157)
	Swiss Franc	Sell	6/19/13	41,334	41,446	112
	Turkish Lira	Buy	6/19/13	17,456	17,494	(38)
Goldman Sachs International
	British Pound	Buy	6/19/13	17,922	17,755	167
	Canadian Dollar	Sell	4/17/13	21,354	20,916	(438)
	Euro	Sell	6/19/13	25,908	26,693	785
	Japanese Yen	Buy	5/15/13	28,383	28,323	60
	Japanese Yen	Sell	5/15/13	28,383	28,788	405
	Norwegian Krone	Sell	6/19/13	20,074	20,456	382
HSBC Bank USA, National Association
	British Pound	Buy	6/19/13	46,477	45,911	566
	Canadian Dollar	Sell	4/17/13	13,777	13,506	(271)
	Euro	Buy	6/19/13	88,368	89,572	(1,204)
	Euro	Sell	6/19/13	88,368	89,019	651
	Japanese Yen	Buy	5/15/13	55,773	57,457	(1,684)
	Japanese Yen	Sell	5/15/13	55,773	55,854	81
	Norwegian Krone	Sell	6/19/13	14,629	14,878	249
	Philippines Peso	Buy	5/15/13	9,367	9,460	(93)
	Russian Ruble	Buy	6/19/13	54,293	54,713	(420)
	South Korean Won	Buy	5/15/13	6,661	7,127	(466)
	Swiss Franc	Sell	6/19/13	20,456	20,702	246
	Turkish Lira	Buy	6/19/13	13,516	13,522	(6)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/17/13	16,953	16,212	741
	Brazilian Real	Buy	4/17/13	24,948	25,270	(322)
	British Pound	Buy	6/19/13	70,019	69,188	831
	Canadian Dollar	Sell	4/17/13	6,790	7,285	495
	Chilean Peso	Buy	4/17/13	25,993	25,718	275
	Chinese Yuan	Buy	5/15/13	16,914	16,850	64
	Euro	Sell	6/19/13	70,027	71,826	1,799
	Japanese Yen	Sell	5/15/13	124,315	127,627	3,312
	Malaysian Ringgit	Buy	5/15/13	18,353	18,339	14
	Mexican Peso	Buy	4/17/13	16,914	16,097	817
	Norwegian Krone	Sell	6/19/13	308	351	43
	Polish Zloty	Buy	6/19/13	4,395	4,488	(93)
	Russian Ruble	Buy	6/19/13	1,473	1,498	(25)
	South Korean Won	Buy	5/15/13	9,509	9,982	(473)
	Swedish Krona	Buy	6/19/13	34,272	34,852	(580)
	Swiss Franc	Sell	6/19/13	40,913	41,376	463
	Taiwan Dollar	Buy	5/15/13	3,665	3,797	(132)
	Turkish Lira	Buy	6/19/13	821	954	(133)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/13	165,786	165,164	622
	Brazilian Real	Buy	4/17/13	26,727	27,176	(449)
	British Pound	Buy	6/19/13	77,461	76,522	939
	Canadian Dollar	Sell	4/17/13	15,843	16,000	157
	Chilean Peso	Buy	4/17/13	21,420	21,166	254
	Colombian Peso	Buy	4/17/13	26,343	26,770	(427)
	Czech Koruna	Buy	6/19/13	4,632	4,755	(123)
	Czech Koruna	Sell	6/19/13	4,632	4,722	90
	Euro	Sell	6/19/13	108,761	110,610	1,849
	Japanese Yen	Sell	5/15/13	87,587	91,162	3,575
	Mexican Peso	Buy	4/17/13	19,541	18,570	971
	Norwegian Krone	Buy	6/19/13	2,424	2,424	—
	Norwegian Krone	Sell	6/19/13	2,424	2,451	27
	Polish Zloty	Buy	6/19/13	3,327	3,393	(66)
	South Korean Won	Buy	5/15/13	7,961	8,753	(792)
	Swedish Krona	Buy	6/19/13	23,119	23,305	(186)
	Swedish Krona	Sell	6/19/13	23,134	23,199	65
	Swiss Franc	Sell	6/19/13	52,723	53,263	540
	Turkish Lira	Buy	6/19/13	5,636	5,757	(121)
UBS AG
	Australian Dollar	Buy	4/17/13	8,736	8,943	(207)
	British Pound	Buy	6/19/13	68,196	67,153	1,043
	Canadian Dollar	Sell	4/17/13	30,506	30,648	142
	Chilean Peso	Buy	4/17/13	40,113	39,808	305
	Chilean Peso	Sell	4/17/13	40,113	39,969	(144)
	Czech Koruna	Buy	6/19/13	5,259	5,398	(139)
	Czech Koruna	Sell	6/19/13	5,259	5,359	100
	Euro	Sell	6/19/13	81,315	82,778	1,463
	Japanese Yen	Sell	5/15/13	79,296	82,071	2,775
	Mexican Peso	Buy	4/17/13	11,659	11,014	645
	Norwegian Krone	Buy	6/19/13	23,095	23,239	(144)
	Norwegian Krone	Sell	6/19/13	23,095	23,093	(2)
	Philippines Peso	Buy	5/15/13	5,941	5,988	(47)
	Russian Ruble	Buy	6/19/13	45,049	45,349	(300)
	Russian Ruble	Sell	6/19/13	45,049	45,356	307
	Singapore Dollar	Buy	5/15/13	24,351	24,338	13
	Singapore Dollar	Sell	5/15/13	24,351	24,173	(178)
	Swedish Krona	Buy	6/19/13	29,844	30,357	(513)
	Swiss Franc	Sell	6/19/13	13,286	13,330	44
	Taiwan Dollar	Buy	5/15/13	3,896	3,936	(40)
	Turkish Lira	Buy	6/19/13	32,231	32,288	(57)
WestPac Banking Corp.
	British Pound	Buy	6/19/13	43,439	42,978	461
	Canadian Dollar	Sell	4/17/13	14,860	15,224	364
	Euro	Buy	6/19/13	89,010	89,663	(653)
	Euro	Sell	6/19/13	89,010	90,290	1,280
	Japanese Yen	Sell	5/15/13	67,422	69,862	2,440
	Mexican Peso	Buy	4/17/13	23,858	23,123	735
	New Zealand Dollar	Buy	4/17/13	31,180	30,682	498
	New Zealand Dollar	Sell	4/17/13	31,180	30,440	(740)

Total						$26,890

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	5	$633,025	Jun-13	$8,282
FTSE 100 Index (Short)	3	289,501	Jun-13	4,049
NASDAQ 100 Index E-Mini (Short)	11	618,420	Jun-13	(5,312)
S&P 500 Index E-Mini (Long)	9	703,215	Jun-13	13,730
S&P Mid Cap 400 Index E-Mini (Long)	8	920,800	Jun-13	27,252
U.K. Gilt 10 yr (Long)	3	541,441	Jun-13	21,827
U.S. Treasury Bond 30 yr (Long)	6	866,813	Jun-13	2,098
U.S. Treasury Note 10 yr (Short)	9	1,187,859	Jun-13	(1,775)

Total				$70,151

WRITTEN EQUITY OPTIONS OUTSTANDING at 3/31/13 (premiums $20,997) (Unaudited)

	Expiration	Contract
	Date/strike	amount	Value

SPDR S&P 500 ETF Trust (Call)	Apr-13/$160.00	$18,145	$4,989
SPDR S&P 500 ETF Trust (Put)	May-13/90.00	1,484	24
SPDR S&P 500 ETF Trust (Put)	Apr-13/100.00	3,774	—

Total			$5,013

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	$66,000	$287
Citibank, N.A.

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	66,000	284
Credit Suisse International

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	66,000	282
Deutsche Bank AG

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	66,000	294
Goldman Sachs International

1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	84,036	(96)
1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	177,000	(283)
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	84,036	(455)
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	177,000	(932)
JPMorgan Chase Bank N.A.

1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	63,964	(50)
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	63,964	(415)

Total			$(1,084)

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$45,000	(E)	$446	06/19/23	3 month USD-LIBOR-BBA	2.00%	$52
	Barclays Bank PLC
	85,000	(E)	88	06/19/15	3 month USD-LIBOR-BBA	0.40%	(4)
	218,000	(E)	2,766	06/19/23	3 month USD-LIBOR-BBA	2.00%	857
	3,000	(E)	(42)	06/19/43	3.00%	3 month USD-LIBOR-BBA	(22)
	2,200,000	(E)	(2,336)	06/19/15	0.40%	3 month USD-LIBOR-BBA	41
	337,000	(E)	1,261	06/19/18	3 month USD-LIBOR-BBA	1.00%	429
	40,000	(E)	(718)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(368)
	Citibank, N.A.
	74,000	(E)	(72)	06/19/15	0.40%	3 month USD-LIBOR-BBA	8
	106,000	(E)	999	06/19/23	3 month USD-LIBOR-BBA	2.00%	71
	26,000	(E)	(542)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(315)
	14,000	(E)	(109)	06/19/43	3.00%	3 month USD-LIBOR-BBA	(12)
	98,000	(E)	(261)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(19)
	Credit Suisse International
	152,000	(E)	(1,713)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(383)
	626,000	(E)	(2,052)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(506)
	55,000	(E)	628	06/19/43	3 month USD-LIBOR-BBA	3.00%	245
	396,000	(E)	4,911	06/19/23	3 month USD-LIBOR-BBA	2.00%	1,441
	569,000	(E)	597	06/19/15	3 month USD-LIBOR-BBA	0.40%	(17)
	Deutsche Bank AG
	36,000	(E)	41	06/19/15	3 month USD-LIBOR-BBA	0.40%	2
	50,000	(E)	(128)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(4)
	136,000	(E)	(1,430)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(239)
	Goldman Sachs International
	17,000	(E)	339	06/19/23	3 month USD-LIBOR-BBA	2.00%	191
	200,000	(E)	259	06/19/15	3 month USD-LIBOR-BBA	0.40%	43
	139,000	(E)	(1,313)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(95)
	128,000	(E)	824	06/19/43	3 month USD-LIBOR-BBA	3.00%	(66)
	JPMorgan Chase Bank N.A.
	24,000	(E)	(27)	06/19/15	0.40%	3 month USD-LIBOR-BBA	(1)
	13,000	(E)	110	06/19/23	3 month USD-LIBOR-BBA	2.00%	(4)

	Total						$1,325
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$22,791	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(109)
	22,791	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(109)
baskets	20,092	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	3,259
units	523	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(10,540)
Barclays Bank PLC
	$4,227	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20)
	371,082	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,775)
	23,375	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(112)
	12,856	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(61)
	25,466	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(111)
	67,788	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	324
Citibank, N.A.
	14,610	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(70)
	113,226	(602)	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	22
baskets	1	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	5,579
baskets	8	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	47,494
baskets	9,269	—	3/21/14	(3 month USD-LIBOR-BBA minus 5.20%)	A basket (CGPUTS15) of common stocks	(10,320)
shares	8,174	—	9/10/13	(3 month USD-LIBOR-BBA)	Vanguard Index Funds - MSCI Emerging Markets ETF	(10,456)
units	176	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(26,608)
units	28	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(5,476)
Credit Suisse International
	$746,767	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	4,715
	22,791	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(109)
shares	4,575	—	2/11/14	(3 month USD-LIBOR-BBA plus 0.175)	iShares MSCI Emerging Markets Index	(4,923)
Goldman Sachs International
	$5,259	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(25)
	4,982	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(22)
	9,862	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47)
	9,862	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47)
	26,297	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(126)
	54,347	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(260)
	26,573	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(116)
	60,343	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(263)
	13,840	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(60)
	4,675	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(22)
	20,453	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(98)
	6,090	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(27)
	44,260	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(239)
	19,930	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(87)
	65,451	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(313)
	15,194	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(73)
	28,635	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(137)
	42,660	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(204)
	39,449	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(189)
	38,569	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	184
	15,498	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(74)
shares	2,500	—	5/2/13	(1 month USD-LIBOR-BBA plus 0.35%)	iShares MSCI Emerging Markets Index	(1,377)
JPMorgan Chase Bank N.A.
	$26,882	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(129)
	21,590	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(94)
UBS AG
	1,077	—	5/22/13	3 month USD-LIBOR-BBA plus 0.25%	MSCI Emerging Markets TR Net USD	8,724
	33	—	5/22/13	3 month USD-LIBOR-BBA plus 0.25%	MSCI Emerging Markets TR Net USD	268
	43	—	5/22/13	3 month USD-LIBOR-BBA plus 0.25%	MSCI Emerging Markets TR Net USD	350
baskets	4,880	—	5/22/13	3 month USD-LIBOR-BBA plus 0.75%	A basket (UBSEMBSK) of common stocks	(4,868)

Total						$(8,777)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	DJ CDX NA CMBX BBB Index	BBB-/P	$121	$2,000	5/11/63	300 bp	$(18)
	DJ CDX NA CMBX BBB Index	BBB-/P	205	3,000	5/11/63	300 bp	(2)
	DJ CDX NA CMBX BBB Index	BBB-/P	228	4,000	5/11/63	300 bp	(48)
	DJ CDX NA CMBX BBB Index	BBB-/P	247	4,000	5/11/63	300 bp	(29)
	Barclays Bank PLC
	DJ CDX NA HY Series 19 Index	B+/P	(6,248)	833,000	12/20/17	500 bp	30,051
	DJ CDX NA HY Series 19 Index	B+/P	(2,784)	110,000	12/20/17	500 bp	2,009
	DJ CDX NA IG Series 20 Index	BBB+/P	(2,047)	565,000	6/20/18	100 bp	773
	Credit Suisse International
	DJ CDX NA IG Series 20 Index	BBB+/P	(11,965)	2,420,000	6/20/18	100 bp	181
	Deutsche Bank AG
	DJ CDX NA HY Series 19 Index	B+/P	375	300,000	12/20/17	500 bp	13,448
	Goldman Sachs International
	DJ CDX NA IG Series 20 Index	BBB+/P	(1,786)	325,000	6/20/18	100 bp	(101)
	JPMorgan Chase Bank N.A.
	DJ CDX NA HY Series 19 Index	B+/P	(16,251)	1,000,000	12/20/17	500 bp	27,327

	Total						$73,591

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $23,330,941.
(b)	The aggregate identified cost on a tax basis is $22,992,852, resulting in gross unrealized appreciation and depreciation of $818,226 and $246,325, respectively, or net unrealized appreciation of $571,901.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$3,456,319	$4,760,571	$8,216,890	$916	$—
	Putnam Short Term Investment Fund *	—	9,676,874	1,276,067	707	8,400,807
	Totals	$3,456,319	$14,437,445	$9,492,957	$1,623	$8,400,807
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $11,715,457 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,712 on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$111,012	$—	$—
Capital goods	162,348	—	—
Communication services	166,730	—	—
Conglomerates	161,250	213,386	—
Consumer cyclicals	841,722	—	—
Consumer staples	554,925	154,230	—
Energy	474,160	—	—
Financials	901,319	—	—
Health care	704,433	—	—
Technology	1,303,734	—	—
Transportation	116,648	—	—
Utilities and power	204,901	—	—
Total common stocks	5,703,182	367,616	—
Commodity linked notes	$—	$557,301	$—
Corporate bonds and notes	—	12,153	—
Investment companies	641,540	—	—
Mortgage-backed securities	—	956,507	—
Purchased equity options outstanding	—	39,856	—
Short-term investments	8,740,807	6,545,791	—

Totals by level	$15,085,529	$8,479,224	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$26,890	$—
Futures contracts	70,151	—	—
Written equity options outstanding	—	(5,013)	—
Forward premium swap option contracts	—	(1,084)	—
Interest rate swap contracts	—	(1,201)	—
Total return swap contracts	—	(8,175)	—
Credit default contracts	—	113,496	—

Totals by level	$70,151	$124,913	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$114,394	$898
Foreign exchange contracts	57,141	30,251
Equity contracts	150,561	84,893
Interest rate contracts	48,029	19,163

Total	$370,125	$135,205

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	34,000
Purchased swap option contracts (contract amount)	$870,000
Written equity option contracts (number of contracts)	28,000
Written swap option contracts (contract amount)	$200,000
Futures contracts (number of contracts)	50
Forward currency contracts (contract amount)	$9,300,000
OTC interest rate swap contracts (notional)	$5,400,000
Centrally cleared interest rate swap contracts (notional)	$4,000
OTC total return swap contracts (notional)	$10,100,000
OTC credit default swap contracts (notional)	$5,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013